CONVERTIBLE PREFERRED STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CONVERTIBLE PREFERRED STOCK
Schedule of authorized, issued and outstanding Convertible Preferred Stock of Hyperfine

Hyperfine has issued four series of Convertible Preferred Stock, Series A through Series D. The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of Hyperfine as of September 30, 2021 and December 31, 2020 (in thousands, except share and per share information):

September 30, 2021

				Shares	Total			Initial
		Issuance		Issued	Proceeds or		Net	Liquidation
	Year of Class	Price per	Shares	and	Exchange	Issuance	Carrying	Price per
Class	Issuance	Share	Authorized	Outstanding	Value	Costs	Value	Share
Series A	2014	$0.04	25,000,000	25,000,000	$1,000	$2	$998	$0.80
Series B	2017	0.80	10,625,000	10,625,000	8,500	—	8,500	0.80
Series C	2017	1.88	31,586,210	31,586,210	59,382	234	59,148	1.88
Series D	2020 – 2021	2.15	62,577,618	41,970,981	90,237	136	90,101	2.15
			129,788,828	109,182,191	$159,119	$372	$158,747

December 31, 2020

				Shares	Total			Initial
		Issuance		Issued	Proceeds or		Net	Liquidation
	Year of Class	Price per	Shares	and	Exchange	Issuance	Carrying	Price per
Class	Issuance	Share	Authorized	Outstanding	Value	Costs	Value	Share
Series A	2014	$0.04	25,000,000	25,000,000	$1,000	$2	$998	$0.80
Series B	2017	0.80	10,625,000	10,625,000	8,500	—	8,500	0.80
Series C	2017	1.88	31,586,210	31,586,210	59,382	234	59,148	1.88
Series D	2020	2.15	62,577,618	27,799,648	59,769	129	59,640	2.15
			129,788,828	95,010,858	$128,651	$365	$128,286
The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of Hyperfine as of December 31, 2020 (in thousands, except share and per share information):

								Initial
		Issuance		Shares	Total			Liquidation
	Year of Class	Price	Shares	Issued and	Proceeds or	Issuance	Net Carrying	Price
Class	Issuance	per share	Authorized	Outstanding	Exchange Value	Costs	Value	per share
Series A	2014	$0.04	25,000,000	25,000,000	$1,000	$2	$999	$0.80
Series B	2017	0.80	10,625,000	10,625,000	8,500	—	8,500	0.80
Series C	2017	1.88	31,586,210	31,586,210	59,382	234	59,148	1.88
Series D	2020	2.15	62,577,618	27,799,648	59,769	129	59,640	2.15
			129,788,828	95,010,858

The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of Hyperfine as of December 31, 2019 (in thousands, except for share and per share information):

								Initial
		Issuance		Shares	Total			Liquidation
	Year of Class	Price	Shares	Issued and	Proceeds or	Issuance	Net Carrying	Price
Class	Issuance	per share	Authorized	Outstanding	Exchange Value	Costs	Value	per share
Series A	2014	$0.04	25,000,000	25,000,000	$1,000	$2	$999	$0.80
Series B	2017	0.80	10,625,000	10,625,000	8,500	—	8,500	0.80
Series C	2017	1.88	31,914,894	31,586,210	59,382	234	59,148	1.88
			67,539,894	67,211,210